Goodwill and other intangible assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2013	Jul. 31, 2013 Banco Popular North America [Member]	Jul. 31, 2012 Banco Popular North America [Member]	Jul. 31, 2013 Banco Popular De Puerto Rico [Member]	Jul. 31, 2012 Banco Popular De Puerto Rico [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Indefinite Lived Intangible Assets	$ 6,000,000	$ 6,000,000
Amortization Of Intangible Assets	9,883,000	10,072,000	9,654,000
Cashflow Value Discount Rates Low End Of Range				13.50%
Cashflow Value Discount Rates High End Of Range				17.34%
Loan Portfolio Fair Value Discount					15.10%	18.20%
Percentage Of Goodwill	97.00%
Approximate Amount							387,000,000	222,000,000
Amount Implied Fair Value					557,000,000	338,000,000
Goodwill	$ 647,757,000	$ 647,757,000	$ 648,350,000		$ 402,000,000